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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number         811-22359

Papp Investment Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC        225 Pictoria Drive, Suite 450        Cincinnati Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:    (513) 587-3400

Date of fiscal year end:              November 30

Date of reporting period:           July 1, 2013 - June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Papp Investment Trust

By (Signature and Title)*		/s/ Harry A. Papp
Harry A. Papp, President
Date	July 29, 2014

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

PAPP INVESTMENT TRUST
PROXY VOTING RECORD - July 1, 2013 - June 30, 2014

Issuer Name	Ticker	CUSIP	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund Cast its Vote For, Against, Abstain	Did the Fund Vote With or Against Management?
Airgas Inc.	ARG	009363102	06/16/14	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Executive Compensation	Issuer	With	For	With
				Proposal on Classified Board of Directors	Shareholder	Against	Against	With
				Proposal on voting standard for Director elections	Shareholder	Against	Against	With

Harris Teeter Supermarkets, Inc.	HTSI	414585109	10/03/13	Approval of Merger	Issuer	With	For	With
				Executive Compensation	Issuer	With	For	With
				Additional Votes of approving Merger	Issuer	With	For	With

Linear Technology Corp.	LLTC	535678106	11/06/13	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With

Coach Inc.	COH	189754104	11/07/13	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With
				Approve Incentive Plan	Issuer	With	For	With

ResMed Inc.	RMD	761152107	11/13/13	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With
				Approve Incentive Award	Issuer	With	For	With

Clorox Co.	CLX	189054109	11/20/13	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With

Micros Systems Inc.	MCRS	594901100	11/22/13	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With
				Approve Incentive Award	Issuer	With	For	With

PAREXEL International Corp.	PRXL	699462107	12/05/13	Board of Directors	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With
				Approve IncentivePlan	Issuer	With	For	With

FactSet Research Systems Inc.	FDS	303075105	12/17/13	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compenstion	Issuer	With	For	With
				Amendment to Company By-laws for uncontested Board of Director election	Issuer	With	For	With

Varian Medical Systems Inc.	VAR	92220P105	02/20/14	Approve Executive Compenstion	Issuer	With	For	With
				Approve Management Incentive Plan	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Amendment of Certificate of Incorporation to Declassify the Board of Directors	Issuer	With	For	With
				Approve Amendment of Certificate of Incorporation to Eliminate Cumulative Voting for Directors	Issuer	With	For	With

IDEX Corp.	IEX	45167R104	04/08/14	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With

IHS Inc.	I H S	451734107	04/09/14	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With

Silicon Laboratories Inc.	SLAB	826919102	04/16/13	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With
				Approve Admendment To Stock Incentive Plan	Issuer	With	For	With
				Re-Approve Plan to Pursuant to Section 162(M) of the Internal Revenue Code	Issuer	With	For	With
				Approve Amendment To Stock Purchase Plan	Issuer	With	For	With

C. R. Bard Inc.	BCR	67383109	04/16/14	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With
				Approve Provisions of Executive Bonus Plan	Issuer	With	For	With
				Approve Longterm Incentive Plan	Issuer	With	For	With
				Proposal regarding Sustainaablitly Report	Shareholder	Against	Against	With
				Proposal regarding Separating chair & CEO	Shareholder	Against	Against	With

UMB Financial Corp.	UMBF	902788108	04/22/14	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With
				Proposal For Adoption of a Policy Requiring an Independent Chair of Board of Directors	Shareholder	Against	Against	With

T. Rowe Price Group Inc.	TROW	74144T108	04/22/14	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With

Polaris Industries Inc.	PII	731068102	04/24/14	Board of Directors	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve to Amend and Restated Senior Executive Incentive Conpensation Plan	Issuer	With	For	With

Valmont Industries Inc.	VMI	920253101	04/29/14	Board of Directors	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With
				Ratify Independent Auditors	Issuer	With	For	With

Church & Dwight Co.	CHD	171340102	05/01/14	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With

FMC Technologies Inc.	FTI	30249U101	05/02/14	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With

O'Reilly Automotice Inc.	ORLY	67103H107	05/06/14	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Amend Articles of Incorporation	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With
				Proposal regarding Entitled Executives to Retain Significant Stock	Shareholder	Against	Against	With

Sigma-Aldrich Corp.	SIAL	826552101	05/06/14	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With
				Approve Amend Certificate of Incorporation to Increase the Total Number of Authorised Shares of Common Stock	Issuer	With	For	With
				Approve Amend Certificate of Incorporation to Provide Authority to Issue Preferred Stock	Issuer	With	For	With
				Approve Long-Term Incentive Plan	Issuer	With	For	With

Whiting Petroleum Corp.	WLL	966387102	05/06/14	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With

Expeditors Interntional of Washington Inc.	EXPD	302130109	05/07/14	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With
				Approve adoption of Stock Option Plan	Issuer	With	For	With
				Approve amendment to Employees Stock Purchase Plan	Issuer	With	For	With
				Approve adoption of Directors' Restricted Stock Plan	Issuer	With	For	With

Ecolab Inc.	ECL	278865100	05/08/14	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With
				Re-approve Incentive Plan	Issuer	With	For	With
				Proposal Requestiong Independent Board Chair	Shareholder	Against	Against	With

Mettler-Toledo International Inc.	MTD	592688105	05/08/14	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With

Trimble Navigation Ltd.	TRMB	896239100	05/08/14	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With

Ametek Inc.	AME	31100100	05/08/14	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Aprove Executive Compensation	Issuer	With	For	With

Catamaran Corp.	CTRX	148887102	05/13/14	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Amended Corporate Incentive Plan	Issuer	With	For	With
				Amended Long Term Incentive Plan	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With

Stericycle Inc.	SRCL	858912108	05/21/14	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compensation and Frequency	Issuer	With	For	With
				Approve Incentive Plan	Issuer	With	For	With
				Approve Incorporation to Give Stockholders the Right to Call a Special Meeting	Issuer	With	For	With

Informatica Corp.	INFA	45666Q102	05/23/14	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With
				Approve Incentive Plan	Issuer	With	For	With

Pioneer Natural Resources Co.	PXD	723787107	05/28/14	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With
				Re-Approve Long-Term Incentive Plan	Issuer	With	For	With

William-Sonoma Inc.	WSM	969904101	05/29/14	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With

CoStar Group Inc.	CSGP	22160N109	06/02/14	Board of Directors	Issuer	With	For	With
				Ratify Independent Public Accountant	Issuer	With	For	With
				Approve Executive Compensation	Issuer	With	For	With